Note 13 - Common Stock / Additional Paid In Capital (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Note 13 - Common Stock / Additional Paid In Capital (Details) [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.03	$ 0.03
Proceeds from Issuance of Private Placement (in Dollars)	$ 14.40
Private Placement [Member]
Note 13 - Common Stock / Additional Paid In Capital (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	11,164,868
Common Stock, Par or Stated Value Per Share	$ 0.03
Shares Issued, Price Per Share	$ 1.3435